OPERATIONS AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
OPERATIONS AND PRINCIPAL ACTIVITIES
Summary of Group's subsidiaries and the consolidated VIEs

As of December 31, 2025, the Group conducted its business operations across more than 20 subsidiaries. The Company’s major subsidiaries are set out below.

	Later of Date of	Place of		Legal
	Incorporation/	Establishment/		Ownership	Principal
Name of Entity	Consolidation	Incorporation	Registered capital	%	activities
Pony.ai, Inc.	November 15, 2016	Delaware, U.S.	$41.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Hongkong Pony AI Limited	December 13, 2016	Hong Kong, PRC	Nil	100	Holding platform company
Beijing (ZX) Pony AI Technology Co., Ltd. (“Beijing ZX”)	December 19, 2016	Beijing, PRC	RMB130.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Beijing (HX) Pony AI Technology Co., Ltd. (“Beijing HX”)	April 1, 2017	Beijing, PRC	$140.0 million	100	Research, development and operation of autonomous freight and shareholding platform
Guangzhou (ZX) Pony AI Technology Co., Ltd. (“Guangzhou ZX”)	October 25, 2017	Guangdong, PRC	RMB100.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Guangzhou (HX) Pony AI Technology Co., Ltd. (“Guangzhou HX”)	January 12, 2018	Guangdong, PRC	$348.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Beijing (YX) Pony AI Technology Co., Ltd. (“Beijing YX”)	June 19, 2019	Beijing, PRC	$400.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Shanghai (YX) Pony AI Technology Co., Ltd. (“Shanghai YX”)	May 29, 2020	Shanghai, PRC	RMB600.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Guangzhou (YX) Pony AI Technology Co., Ltd.	June 24, 2020	Guangdong, PRC	RMB30.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Beijing (RX) Pony AI Technology Co., Ltd.	December 14, 2020	Beijing, PRC	RMB500.0 million	100	Research, development and operation of autonomous driving passenger mobility service
Guangzhou Pony Intelligent Logistics Technology Co., Ltd	January 19, 2021	Guangdong, PRC	RMB100.0 million	100	Testing and operation of robotrucks
Shenzhen (YX) Pony AI Technology Co., Ltd. (“Shenzhen YX”)	April 8, 2021	Shenzhen, PRC	$51.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Cyantron Logistics Technology Co., Ltd. (“Cyantron Logistics”)	February 17, 2022	Guangdong, PRC	RMB100.0 million	51	Holding platform company
Shanghai (ZX) Pony AI Technology Development Co., Ltd.	March 3, 2022	Shanghai, PRC	$100.0 million	100	Research, development and commercialization of autonomous driving technology
Qingdao Cyantron Logistics Technology Co., Ltd.	March 14, 2022	Shandong, PRC	RMB90.0 million	51	Autonomous driving freight operation